Income tax - Movements in deferred tax liabilities (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Movements
Balance as at beginning of year	$ 0	$ 90
Recognised in the income statements	(53)	(182)
Recognised in OCI	(342)	263
Set-off of deferred tax assets and deferred tax liabilities	395	(171)
Balance as at end of year	0	0
Parent Entity
Movements
Balance as at beginning of year	0	0
Recognised in the income statements	(42)	(124)
Recognised in OCI	(337)	144
Set-off of deferred tax assets and deferred tax liabilities	379	(20)
Balance as at end of year	$ 0	$ 0